Acquisitions and Divestitures (Narrative) (Details) $ in Thousands	9 Months Ended	10 Months Ended
	Oct. 02, 2015 USD ($) number shares	Oct. 27, 2016 USD ($)	Oct. 17, 2014 USD ($) number	Dec. 31, 2016 USD ($)	Sep. 16, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Business Acquisition [Line Items]
Goodwill				$ 191,371		$ 191,307	$ 145,932	$ 141,943
Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Acquisition date	Oct. 02, 2015
Business Acquisition, Name of Acquired Entity	TrustAtlantic Financial Corporation (“TrustAtlantic Financial” or “TAF”), and its wholly-owned bank subsidiary TrustAtlantic Bank (“TAB”)
Business Acquisition, Description of Acquired Entity	Prior to the acquisition TAF and TAB were headquartered in Raleigh, North Carolina, where TAB had five branches located in the communities of Raleigh, Cary and Greenville
Business Combination, Reason for Business Combination	The acquisition expanded and strengthened FHN’s market share in its Mid-Atlantic region.
Business Combination, Goodwill Recognized, Description	This goodwill is the result of expected operational synergies, expansion in the Mid-Atlantic region and other factors
Number of common shares issued in acquisition | shares	5,093,657
Number Of Bank Branches | number	5
Coastal Securities
Business Acquisition [Line Items]
Expected cash payment to acquire business, gross		$ 160,000
Branch Acquisition [Member]
Business Acquisition [Line Items]
Acquisition date			Oct. 17, 2014
Deposit Premium			3.32%
Number Of Acquired Bank Branches | number			13
As Recorded by FHN | Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Cash payment to acquire business, gross	$ 23,888
Total transaction value	96,679
Assets acquired	399,972
Loans acquired	281,944
Cash and cash equivalents	18,801
Premises and equipment	3,567
Goodwill and intangible assets	0
Deposits assumed	344,088
Goodwill	45,375
As Recorded by FHN | Branch Acquisition [Member]
Business Acquisition [Line Items]
Assets acquired			$ 437,600
Cash and cash equivalents			413,400
Premises and equipment			7,500
Goodwill and intangible assets			15,700
Deposits assumed			437,200
Goodwill			4,000
Acquisition goodwill expected to be tax deductible			$ 4,000
As Acquired [Member] | Trustatlantic Financial Corporation
Business Acquisition [Line Items]
Assets acquired	406,788
Loans acquired	298,050
Cash and cash equivalents	18,801
Premises and equipment	2,353
Goodwill and intangible assets	3,721
Deposits assumed	$ 342,788
As Acquired [Member] | GE Capital Member [Member]
Business Acquisition [Line Items]
Loans acquired				$ 537,400	$ 537,400